Contract Liabilities - Summary of Unsatisfied Performance Obligation of Contract Liabilities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 2,694,037	₺ 4,183,717
Not later than one year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	48.00%
Later than one year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts	52.00%
Telecommunications service [member]
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 1,844,463	2,440,585
Equipment revenues [member]
Disclosure of performance obligations [line items]
Unsatisfied performance obligation	₺ 849,574	₺ 1,743,132